Commitments and contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 23, 2015 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) jack_up_rig
Contractual Obligation, Fiscal Year Maturity [Line Items]
Assets pledged under mortgages and overdraft facilities, book value			$ 2,528.8
Number of new building contracts for jack up rigs | jack_up_rig			0
Amended Complain Filed on July 23, 2015
Contractual Obligation, Fiscal Year Maturity [Line Items]
Backlog	$ 4,100.0
Subsequent Event | Other Client Matters
Contractual Obligation, Fiscal Year Maturity [Line Items]
Invoice payment withheld		$ 34.7
Revenue | Other Client Matters
Contractual Obligation, Fiscal Year Maturity [Line Items]
Contract revenue reversed			$ 2.8